Information about Allowance for Credit Losses (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015 [1]	Mar. 31, 2014		Mar. 31, 2013 [3]
Financing Receivable, Allowance for Credit Losses [Line Items]
Other	¥ 1,692	¥ (5,190)	[2]	¥ 848
Non-recourse Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Other	¥ 234	(6,601)	[2]	¥ 795
Deconsolidation of Variable Interest Entity | Non-recourse Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Other		¥ (6,562)

[1]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries.
[2]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries. Additionally, other in non-recourse loans includes a decrease of ¥6,562 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
[3]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries and sales of a subsidiary.